Net loss per share	12 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Net loss per share

13. Net loss per share

Basic and diluted net income per share for each of the years presented are calculated as follows:

	Year Ended March 31,
	2018	2019	2020
	(Amounts in thousands of RMB, except share data)
Numerator:
Net loss	(89,954)	(84,923)	(97,793)
Less: Net income (loss) attributable to non-controlling interest	14,051	(11,677)	(5,302)
Net loss attributable to ruhnn	(104,005)	(73,246)	(92,491)
Denominator:
Weighted average ordinary shares outstanding:
Basic and diluted	319,406,760	321,584,804	415,523,933
Net loss per ordinary share:
Basic and diluted	(0.33)	(0.23)	(0.22)
Net loss per ADS (each ADS represents five ordinary shares):
Basic and diluted	(1.63)	(1.14)	(1.11)

As of March 31, 2020, the Company had 12,057,070  outstanding share options, which was excluded from the computation of diluted earnings per share as its effects would have been anti-dilutive.